PRO-007-0405

                         SUPPLEMENT DATED NOVEMBER 29, 2005
                                TO THE PROSPECTUS OF

                   ALLIANZ CUSTOM INCOME(TM) VARIABLE ANNUITY
                             DATED NOVEMBER 29, 2005
                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                       AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND
    SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

THE TABLE OF ANNUAL EXPENSES FOR EACH OF THE USAZ(R) FUSIONPORTFOLIOSTM IN THE TABLE OF ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION, ON PAGE 83 OF THE PROSPECTUS, IS REPLACED WITH THE FOLLOWING:



                                   ANNUAL INVESTMENT OPTION OPERATING
                                     EXPENSES BEFORE FEE WAIVERS OR
                                         EXPENSE REIMBURSEMENTS          UNDERLYING                                TOTAL ANNUAL
                                                                             FUND         TOTAL      AMOUNT OF       OPERATING
                                                                          EXPENSES       ANNUAL     CONTRACTUAL   EXPENSES AFTER
                                                                          AND 12B-1     OPERATING   FEE WAIVERS   CONTRACTUAL FEE
    VARIABLE INVESTMENT OPTION                                              FEES**      EXPENSES        AND         WAIVERS OR
                                                                                                    REIMBURSEMENTS    EXPENSE
                                                                                                                  REIMBURSEMENTS
                                 ---------------------------------------
                                 MANAGEMENT RULE     OTHER      TOTAL
                                            12B-1
                                    FEES     FEES*   EXPENSES
                                 --------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------------------------
    USAZ Fusion Balanced           .20%        --       .30%     .50%        1.20%        1.70%          .20%           1.50%
    Fund(1),(2),(3)
    -------------------------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------------------------
    USAZ Fusion Growth             .20%        --       .30%     .50%        1.20%        1.70%          .20%           1.50%
    Fund(1),(2),(3)
    -------------------------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------------------------
    USAZ Fusion Moderate           .20%        --       .30%     .50%        1.20%        1.70%          .20%           1.50%
    Fund(1),(2),(3)
    -------------------------------------------------------------------------------------------------------------------------------
